Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of other assets
As at December 31, 2021 and 2020, other assets included the following:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Prepaid expenses	54	67
Taxes receivable	48	32
Right of use asset	24	57
Restructuring backstop commitment fee	20	—
Deferred contract costs	15	14
Reimbursable amounts due from customers	13	11
Favorable drilling and management services contracts	9	10
Other	35	38
Total other assets	218	229
Other assets are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Other current assets	191	184
Other non-current assets	27	45
Total other assets	218	229